Convertible Notes (Details)		12 Months Ended
	Jul. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 AUD ($)
Convertible Notes [Line Items]
Amount received				$ 1,514,928
Initial public offering price discount		25.00%
Purchase amount discount rate		20.00%
Percentage of investment discount rate		20.00%
Investment amount		$ 2.3			$ 3.313
Percentage of converted price	25.00%
Converted into ordinary shares (in Shares) | shares	504,976
Change in the fair value of conversion			$ 504,976
Investor [Member]
Convertible Notes [Line Items]
Amount received				$ 1,514,928
IPO [Member]
Convertible Notes [Line Items]
Amount received	$ 1,514,928